Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,794	$ 2,034	$ 3,673	$ 3,987	$ 7,714	$ 8,811
Cost of revenue	(831)	(828)	(1,762)	(1,692)	(3,407)	(3,976)
Gross Profit	963	1,206	1,911	2,295	4,307	4,835
Operating expenses:
Selling and marketing	383	333	795	641	1,365	1,964
General and administrative	2,978	1,566	6,251	3,499	8,176	10,333
Research and development	292	159	590	324	720	732
Total operating expenses	3,653	2,058	7,636	4,464	10,261	13,029
Loss from operations	(2,690)	(852)	(5,725)	(2,169)	(5,954)	(8,194)
Other (expense) income:
Interest expense	(52)	(73)	(106)	(139)	(268)	(234)
Loss on extinguishment of convertible notes payable				(391)	(391)
Gain on extinguishment of payable	8		507
Loss on extinguishment of notes payable						(601)
Loss on extinguishment of payable						(70)
Gain/(loss) on change in fair value of convertible notes and warrant liability	(10)	(2,860)	49	(1,344)	6,544	(6,104)
Gain/(loss) on change in fair value of forward purchase derivative liability	20		1,608		1,076
Other (expense) income	(125)	(1)	(50)	4	220	(148)
Total other (expense)/income, net	(159)	(2,934)	2,008	(1,870)	5,029	(7,157)
Loss before income taxes	(2,849)	(3,786)	(3,717)	(4,039)	(925)	(15,351)
Provision for income tax			(4)		(3)	(31)
Net loss	(2,849)	(3,786)	(3,721)	(4,039)	(928)	(15,383)
Deemed dividend related to Shortfall Warrants modification			(84)
Net loss attributable to common stockholders (i)	(2,849)	(3,786)	(3,805)	(4,039)
Equity in earnings of investee, net of income tax provision of $0 and $0, respectively						(1)
Comprehensive income (loss)
Change in foreign currency translation adjustment			9		10	57
Total comprehensive loss	$ (2,849)	$ (3,786)	$ (3,712)	$ (4,039)	$ (918)	$ (15,326)
Net Loss per common share - basic	$ (0.10)	$ (0.52)	$ (0.13)	$ (0.56)	$ (0.08)	$ (2.21)
Net Loss per common share - diluted	$ (0.10)	$ (0.52)	$ (0.13)	$ (0.56)	$ (0.08)	$ (2.21)
Weighted-average common shares outstanding - basic	28,965,344	7,270,964	28,952,133	7,270,964	11,525,384	6,958,570
Weighted-average common shares outstanding - diluted	28,965,344	7,270,964	28,952,133	7,270,964	11,525,384	6,958,570